INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current
Restricted short-term deposits		$ 212,703
US Treasury bills		9,163,298
Mutual funds	$ 14,736,104	1,596,539
Other investments	2,304,103	1,162,480
Other financial assets	17,040,207	12,135,020
Non-current
Shares of Bioceres S.A.	444,410	444,635
Other investments	333	274
Other financial assets	$ 444,743	$ 444,909